FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 89.6%
	AEROSPACE & DEFENSE - 5.7%
20,702	General Electric Company	$ 6,702,479

	ASSET MANAGEMENT - 5.2%
63,975	KKR & Company, Inc.	6,137,762

	CHEMICALS - 3.3%
7,699	Linde PLC	3,831,715

	DIVERSIFIED INDUSTRIALS - 4.4%
21,837	Honeywell International, Inc.	5,194,149

	E-COMMERCE DISCRETIONARY - 4.9%
21,194	Amazon.com, Inc.(a)	5,735,944

	ELECTRICAL EQUIPMENT - 3.1%
3,800	GE Vernova, Inc.	3,679,616

	HEALTH CARE FACILITIES & SERVICES - 2.7%
8,276	UnitedHealth Group, Inc.	3,147,446

	INSURANCE - 6.9%
7	Berkshire Hathaway, Inc., Class A(a)	4,976,299
10,116	Chubb Ltd.	3,153,461
		8,129,760
	INTERNET MEDIA & SERVICES - 8.4%
1,646	Alphabet, Inc., Class A	626,040
5,051	Alphabet, Inc., Class C	1,901,348
14,794	Booking Holdings, Inc.	2,476,959
3,329	Meta Platforms, Inc., Class A	2,105,626
39,991	Uber Technologies, Inc.(a)	2,815,366
		9,925,339
	MEDICAL EQUIPMENT & DEVICES - 3.2%
10,073	Danaher Corporation	1,840,035

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2% (Continued)
3,902	Thermo Fisher Scientific, Inc.	$ 1,921,773
		3,761,808
	RETAIL - DISCRETIONARY - 6.1%
1,038	AutoZone, Inc.(a)	3,046,727
48,255	O'Reilly Automotive, Inc.(a)	4,192,395
		7,239,122
	SEMICONDUCTORS - 15.9%
5,226	Applied Materials, Inc.	2,352,014
1,715	ASML Holding N.V. - ADR	2,765,884
10,086	Broadcom, Inc.	4,506,122
55,316	Intel Corporation(a)	6,343,638
10,748	NVIDIA Corporation	2,269,333
8,495	Wolfspeed, Inc.(a)	503,584
		18,740,575
	SOFTWARE - 14.3%
17,342	Microsoft Corporation	7,808,063
12,426	Oracle Corporation	2,805,542
20,650	Salesforce, Inc.	3,946,215
4,938	Synopsys, Inc.(a)	2,348,612
		16,908,432
	TECHNOLOGY HARDWARE - 1.0%
52,030	Sony Group Corporation - ADR	1,122,287

	TECHNOLOGY SERVICES - 4.5%
6,656	S&P Global, Inc.	2,822,144
7,634	Visa, Inc., Class A	2,491,432
		5,313,576

	TOTAL COMMON STOCKS (Cost $76,601,741)	105,570,010

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 10.5%
MONEY MARKET FUND - 10.5%
12,342,582	Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.49% (Cost $12,342,582)(b)	$ 12,342,582

	TOTAL INVESTMENTS - 100.1% (Cost $88,944,323)	$ 117,912,592
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(107,622)
	NET ASSETS - 100.0%	$ 117,804,970

ADR	- American Depositary Receipt
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.